Financial instruments by category - Summary of Carrying Value and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value through other comprehensive income
Marketable securities	$ 138	$ 163
Amortized cost
Cash and cash equivalents	279,735	481,327	$ 451,962
Other assets	120,065	104,023
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	191,705	195,334
Debt, excluding derivative asset	494,414	489,763
Carrying amount
Fair value through other comprehensive income
Marketable securities	54,706	53,352
Investments in debt securities	7,043	6,660
Fair value through profit and loss
Settlement receivables	33,393	28,523
Redemption option derivative asset	3,676	8,105
Turkish lira deposits	35,000	0
Amortized cost
Cash and cash equivalents	279,735	481,327
Restricted cash	2,052	2,674
Other receivables and deposits	14,999	22,277
Other assets	170	2,118
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	162,799	172,834
Debt, excluding derivative asset	498,090	497,868
Fair value
Fair value through other comprehensive income
Marketable securities	54,706	53,352
Investments in debt securities	7,043	6,660
Fair value through profit and loss
Settlement receivables	33,393	28,523
Redemption option derivative asset	3,676	8,105
Turkish lira deposits	35,000	0
Amortized cost
Cash and cash equivalents	279,735	481,327
Restricted cash	2,052	2,674
Other receivables and deposits	14,999	22,277
Other assets	170	2,118
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	162,799	172,834
Debt, excluding derivative asset	$ 437,400	$ 508,405